Annual Operating Expenses {- Fidelity Flex® Intrinsic Opportunities Fund} - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-07 - Fidelity Flex® Intrinsic Opportunities Fund - Fidelity Flex Intrinsic Opportunities Fund-Default
Sep. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a)The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.